Revenue - Summary of Contract Assets and Contract liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023
Receivables from contracts with customers [abstract]
Receivables from contracts with customers	[1]	¥ 1,736,079	¥ 1,931,631	¥ 1,679,106
Contract assets	[2]	7,973	17,820	19,355
Contract liabilities	[3]	¥ 632,912	¥ 534,432	¥ 508,454

[1]	Receivables from contracts with customers are included in the consolidated statements of financial position as “Trade and other receivables, and contract assets” and “Other financial assets,” non-current.
[2]	Contract assets are included in the consolidated statements of financial position as “Trade and other receivables, and contract assets” and “Other non-current assets.”
[3]	Contract liabilities are included in the consolidated statements of financial position as “Other current liabilities” and “Other non-current liabilities.”